Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)										1 Months Ended					12 Months Ended
	May 31, 2022 EUR (€) € / shares	May 31, 2022 EUR (€) $ / shares	May 17, 2021 EUR (€) € / shares	May 17, 2021 EUR (€) $ / shares	May 12, 2021 EUR (€) € / shares	May 12, 2021 EUR (€) $ / shares	Dec. 01, 2019 EUR (€) € / shares	Oct. 09, 2019 EUR (€) € / shares	Nov. 15, 2018 EUR (€) € / shares	May 31, 2022 EUR (€) € / shares	Feb. 29, 2020 EUR (€) € / shares	Feb. 29, 2020 EUR (€) $ / shares	May 31, 2019 EUR (€) € / shares	Apr. 03, 2019 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares
LTI-plus program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 87.6
Expected life (years)															2
LTI 2020 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 92.21
Expected life (years)															4
LTI 2021 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 203.22
Expected life (years)															4
LTI 2022 program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 165.03
Expected life (years)															4
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 65.99	€ 65.99	€ 50.69	€ 50.69	€ 54.51	€ 54.51				€ 65.99	€ 10.83	€ 10.83
Expected life (years)			4.6	4.6	4.6	4.6				5.8	4.8	4.8
Weighted average share price (in euros per share)			€ 185.92		€ 174.51					€ 153.16	€ 28.2
Exercise price (in euros per share) | (per share)	€ 142.6	€ 152.1	€ 175.16	€ 186.83	€ 173.66	€ 185.23				€ 142.6	€ 28.32	€ 30.78
Expected volatility (%)			46.50%	46.50%	46.50%	46.50%				44.40%	36.60%	36.60%
Risk-free interest rate (%)			3.80%	3.80%	3.80%	3.80%				3.90%	1.60%	1.60%
Management Board Grant | Estimated allocation date 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 63.84
Expected life (years)															5.8
Weighted average share price (in euros per share)															€ 140.84
Exercise price (in euros per share)															€ 142.95
Expected volatility (%)															43.10%
Risk-free interest rate (%)															3.90%
Management Board Grant | Estimated allocation date 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 57.06
Expected life (years)															5.8
Weighted average share price (in euros per share)															€ 140.84
Exercise price (in euros per share)															€ 148.51
Expected volatility (%)															38.30%
Risk-free interest rate (%)															3.90%
Management Board Grant | Estimated allocation date 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 54.8
Expected life (years)															5.8
Weighted average share price (in euros per share)															€ 140.84
Exercise price (in euros per share)															€ 155.51
Expected volatility (%)															38.20%
Risk-free interest rate (%)															3.90%
Management Board Grant | Estimated allocation date 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €															€ 49.7
Expected life (years)															5.8
Weighted average share price (in euros per share)															€ 140.84
Exercise price (in euros per share)															€ 161.62
Expected volatility (%)															38.50%
Risk-free interest rate (%)															3.90%
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €								€ 5.63
Expected life (years)								5.4
Weighted average share price (in euros per share)								€ 13.6
Exercise price (in euros per share)								€ 13.6
Expected volatility (%)								41.40%
Risk-free interest rate (%)								1.50%
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €							€ 9.49		€ 7.41				€ 7.04	€ 6.93
Expected life (years)							5.5		5.8				6	6
Weighted average share price (in euros per share)							€ 19.84		€ 14.4				€ 16.03	€ 15.72
Exercise price (in euros per share)							€ 15.82		€ 10.14				€ 15.39	€ 15.03
Expected volatility (%)							46.00%		46.00%				46.00%	46.00%
Risk-free interest rate (%)							0.10%		0.10%				0.10%	0.10%